Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Statutory U.S. federal income tax rate	(21.00%)	(21.00%)
State income taxes, net of federal income tax benefit	(0.00%)	(0.00%)
Amortization of debt discount	0.00%	16.80%
Change in fair value of derivative liability	0.00%	(13.50%)
Stock based compensation	6.30%	2.70%
Other	(0.00%)	(0.60%)
Change in Valuation Allowance	14.70%	15.60%
Effective tax rate	0.00%	0.00%